REVENUE	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
REVENUE

3. REVENUE

Revenue from contracts with customers is presented in “Oil and gas sales” on the Consolidated Statements of Loss.

As of December 31, 2022 and September 30, 2022, receivable from contracts with customers, included in trade and other receivables, were $78,802 and $56,639, respectively.

The following table present our revenue from contracts with customers disaggregated by product type and geographic areas.

Three months ended December 31, 2022	Texas	New Mexico	Total

Crude oil	$173,961	$39,512	$213,473
Natural gas	281	-	281
Revenue from contracts with customers	$174,242	$39,512	$213,754

Three months ended December 31, 2021	Texas	New Mexico	Total

Crude oil	$70,161	$-	$70,161
Natural gas	19,829	-	19,829
Revenue from contracts with customers	$89,990	$-	$89,990

3. REVENUE

Revenue from contracts with customers is presented in “Oil and gas sales” on the Consolidated Statement of Loss and Comprehensive Loss.

As of September 30, 2022 and September 30, 2021, receivable from contracts with customers, included in trade and other receivables, were $56,639 and $nil, respectively.

The following table present our revenue from contracts with customers disaggregated by product type and geographic areas.

Year ended September 30, 2022	Texas	New Mexico	Total

Crude oil	$621,275	$140,236	$761,511
Natural gas	53,880	-	53,880
Revenue from contracts with customers	$675,155	$140,236	$815,391

Year ended September 30, 2021	Texas	New Mexico	Total

Crude oil	$44,425	$-	$44,425
Natural gas	2,278	-	2,278
Revenue from contracts with customers	$46,703	$-	$46,703